UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22309

 Transparent Value Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President and Chief Executive Officer
Transparent Value Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Guggenheim Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2%
Consumer, Non-cyclical - 26.7%
Edwards Lifesciences Corp.*	110,834	$11,053,475
Medivation, Inc.*	172,822	10,421,167
Vantiv, Inc. — Class A*	180,033	10,189,868
Bristol-Myers Squibb Co.	136,280	10,023,394
UnitedHealth Group, Inc.	67,030	9,464,636
Monster Beverage Corp.*	57,492	9,239,539
Hershey Co.	78,601	8,920,427
Cintas Corp.	90,786	8,908,830
Tyson Foods, Inc. — Class A	129,961	8,680,095
Avery Dennison Corp.	114,589	8,565,528
Hormel Foods Corp.	233,616	8,550,346
Universal Health Services, Inc. — Class B	61,285	8,218,319
Constellation Brands, Inc. — Class A	48,532	8,027,193
S&P Global, Inc.	70,308	7,541,236
Gilead Sciences, Inc.	88,131	7,351,888
Global Payments, Inc.	99,956	7,134,859
Kroger Co.	183,162	6,738,530
Mylan N.V.*	148,592	6,425,118
Centene Corp.*	88,166	6,292,407
Regeneron Pharmaceuticals, Inc.*	17,074	5,962,753
Allergan plc*	25,447	5,880,547
Colgate-Palmolive Co.	71,858	5,260,006
Envision Healthcare Holdings, Inc.*	198,224	5,028,943
Quintiles Transnational Holdings, Inc.*	76,565	5,001,226
Estee Lauder Companies, Inc. — Class A	52,596	4,787,288
Kimberly-Clark Corp.	30,722	4,223,661
Total Consumer, Non-cyclical		197,891,279
Financial - 17.6%
Equinix, Inc.	33,056	12,816,802
Cincinnati Financial Corp.	147,415	11,039,909
Liberty Property Trust	274,541	10,904,769
First Republic Bank	141,199	9,882,518
Arthur J Gallagher & Co.	192,039	9,141,056
SL Green Realty Corp.	79,144	8,426,462
BB&T Corp.	218,745	7,789,510
Regions Financial Corp.	882,812	7,512,730
T. Rowe Price Group, Inc.	93,721	6,838,821
CBRE Group, Inc. — Class A*	238,192	6,307,324
Visa, Inc. — Class A	81,501	6,044,929
Progressive Corp.	179,738	6,021,223
Ally Financial, Inc.*	352,257	6,013,027
Synchrony Financial*	236,285	5,973,285
Citizens Financial Group, Inc.	270,357	5,401,733
Signature Bank*	41,886	5,232,399
SEI Investments Co.	98,923	4,759,186
Total Financial		130,105,683
Communications - 14.1%
Facebook, Inc. — Class A*	95,658	10,931,797
Amazon.com, Inc.*	14,927	10,682,060
VeriSign, Inc.*	105,776	9,145,393
LinkedIn Corp. — Class A*	44,676	8,454,933
Level 3 Communications, Inc.*	159,223	8,198,392
F5 Networks, Inc.*	64,986	7,398,006
Scripps Networks Interactive, Inc. — Class A	114,300	7,117,461
Twenty-First Century Fox, Inc. — Class A	248,039	6,709,455
AMC Networks, Inc. — Class A*	107,322	6,484,395
Comcast Corp. — Class A	98,223	6,403,157
Alphabet, Inc. — Class C*	9,117	6,309,876
Verizon Communications, Inc.	106,725	5,959,524
CDW Corp.	139,449	5,589,116
Juniper Networks, Inc.	228,354	5,135,681
Total Communications		104,519,246
Consumer, Cyclical - 12.4%
Ulta Salon Cosmetics & Fragrance, Inc.*	46,906	11,428,177
TJX Companies, Inc.	127,700	9,862,271
Darden Restaurants, Inc.	128,005	8,107,837
Lennar Corp. — Class A	174,027	8,022,645
CVS Health Corp.	74,095	7,093,855
Delta Air Lines, Inc.	185,667	6,763,848
Home Depot, Inc.	51,785	6,612,427
Southwest Airlines Co.	159,404	6,250,231
Wyndham Worldwide Corp.	86,223	6,141,664
AutoNation, Inc.*	128,174	6,021,615
Autoliv, Inc.	52,370	5,627,157
Polaris Industries, Inc.	67,231	5,496,807
Lear Corp.	45,578	4,638,017
Total Consumer, Cyclical		92,066,551
Industrial - 11.3%
Agilent Technologies, Inc.	224,917	9,977,318
SBA Communications Corp. — Class A*	81,937	8,844,280
Amphenol Corp. — Class A	134,305	7,699,706
Vulcan Materials Co.	63,290	7,617,583
TransDigm Group, Inc.*	26,585	7,010,198
B/E Aerospace, Inc.	137,460	6,347,216
Fortune Brands Home & Security, Inc.	107,428	6,227,601
Martin Marietta Materials, Inc.	30,806	5,914,752
Acuity Brands, Inc.	20,644	5,118,886
Masco Corp.	165,105	5,108,349
Snap-on, Inc.	31,835	5,024,200
Spirit AeroSystems Holdings, Inc. — Class A*	99,527	4,279,661
AGCO Corp.	90,081	4,245,518
Total Industrial		83,415,268
Technology - 8.2%
salesforce.com, Inc.*	134,880	10,710,822
Lam Research Corp.	126,252	10,612,743
Red Hat, Inc.*	125,842	9,136,129
Citrix Systems, Inc.*	108,568	8,695,211
Intuit, Inc.	66,023	7,368,827
Applied Materials, Inc.	298,856	7,163,578
Apple, Inc.	73,127	6,990,941
Total Technology		60,678,251
Energy - 4.7%
Pioneer Natural Resources Co.	45,358	6,858,583
Range Resources Corp.	154,391	6,660,428
Valero Energy Corp.	112,659	5,745,609
FMC Technologies, Inc.*	178,400	4,757,928

Guggenheim Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Energy - 4.7% (continued)
Cabot Oil & Gas Corp. — Class A	151,444	$3,898,169
Equities Corp.	50,133	3,881,798
Schlumberger Ltd.	42,768	3,382,093
Total Energy		35,184,608
Utilities - 3.2%
NextEra Energy, Inc.	80,479	10,494,461
UGI Corp.	166,899	7,552,180
Calpine Corp.*	376,206	5,549,039
Total Utilities		23,595,680
Total Common Stocks
(Cost $703,719,469)		727,456,566
EXCHANGE-TRADED FUNDS† - 2.0%
SPDR S&P 500 ETF Trust	72,370	15,163,686
Total Exchange-Traded Funds
(Cost $14,609,361)		15,163,686
Total Investments - 100.2%
(Cost $718,328,830)		$742,620,252
Other Assets & Liabilities, net - (0.2)%		(1,776,872)
Total Net Assets - 100.0%		$740,843,380

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$727,456,566	$—	$—	$727,456,566
Exchange-Traded Funds	15,163,686	—	—	15,163,686
Total	$742,620,252	$—	$—	$742,620,252

For the period ended June 30, 2016, there were no transfers between levels.

Guggenheim RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.0%
Financial - 41.3%
Hospitality Properties Trust	21,430	$617,184
Omega Healthcare Investors, Inc.	17,241	585,332
Spirit Realty Capital, Inc.	44,063	562,684
Welltower, Inc.	5,678	432,493
PacWest Bancorp	9,408	374,250
National Retail Properties, Inc.	6,562	339,387
American Campus Communities, Inc.	6,323	334,297
Tanger Factory Outlet Centers, Inc.	8,158	327,788
Old Republic International Corp.	16,903	326,059
Prologis, Inc.	5,824	285,609
Equity Residential	4,141	285,232
Mid-America Apartment Communities, Inc.	2,659	282,918
Simon Property Group, Inc.	1,300	281,970
Extra Space Storage, Inc.	3,014	278,915
Essex Property Trust, Inc.	1,143	260,707
Arthur J Gallagher & Co.	5,415	257,754
SL Green Realty Corp.	2,377	253,080
Cincinnati Financial Corp.	3,310	247,886
BB&T Corp.	6,822	242,931
Public Storage	910	232,587
Everest Re Group Ltd.	1,167	213,176
Kilroy Realty Corp.	3,122	206,957
Assurant, Inc.	2,223	191,867
BankUnited, Inc.	6,208	190,710
Regions Financial Corp.	21,809	185,595
Hartford Financial Services Group, Inc.	3,418	151,691
Citizens Financial Group, Inc.	7,089	141,638
American Financial Group, Inc.	1,785	131,965
Raymond James Financial, Inc.	2,107	103,875
Bank of America Corp.	7,306	96,951
Total Financial		8,423,488
Consumer, Non-cyclical - 17.2%
Altria Group, Inc.	4,376	301,770
AbbVie, Inc.	4,806	297,539
Reynolds American, Inc.	5,429	292,786
KAR Auction Services, Inc.	5,537	231,114
Sysco Corp.	4,266	216,457
Automatic Data Processing, Inc.	2,256	207,259
Amgen, Inc.	1,348	205,098
Bristol-Myers Squibb Co.	2,356	173,284
Gilead Sciences, Inc.	2,031	169,426
Medtronic plc	1,886	163,648
Anthem, Inc.	1,195	156,951
AmerisourceBergen Corp. — Class A	1,928	152,929
Hormel Foods Corp.	3,987	145,924
Becton Dickinson and Co.	758	128,549
Mondelez International, Inc. — Class A	2,752	125,244
UnitedHealth Group, Inc.	864	121,997
Stryker Corp.	973	116,595
Moody's Corp.	1,209	113,295
Kroger Co.	2,581	94,955
Constellation Brands, Inc. — Class A	550	90,970
Total Consumer, Non-cyclical		3,505,790
Consumer, Cyclical - 16.2%
Six Flags Entertainment Corp.	5,642	326,954
Wyndham Worldwide Corp.	3,534	251,727
Scotts Miracle-Gro Co. — Class A	3,174	221,894
Polaris Industries, Inc.	2,479	202,683
Home Depot, Inc.	1,321	168,679
Foot Locker, Inc.	2,964	162,605
Walgreens Boots Alliance, Inc.	1,898	158,047
Marriott International, Inc. — Class A	2,162	143,687
Lowe's Companies, Inc.	1,808	143,139
CVS Health Corp.	1,464	140,163
Harman International Industries, Inc.	1,801	129,348
Newell Brands, Inc.	2,646	128,516
Alaska Air Group, Inc.	2,052	119,611
TJX Companies, Inc.	1,441	111,288
Carter's, Inc.	1,013	107,854
NIKE, Inc. — Class B	1,759	97,097
Brunswick Corp.	2,128	96,441
Dollar General Corp.	990	93,060
Delta Air Lines, Inc.	2,424	88,306
Ross Stores, Inc.	1,548	87,756
DR Horton, Inc.	2,595	81,691
Dolby Laboratories, Inc. — Class A	1,699	81,297
Signet Jewelers Ltd.	963	79,361
Lear Corp.	716	72,860
Total Consumer, Cyclical		3,294,064
Industrial - 6.3%
Waste Management, Inc.	3,673	243,410
Republic Services, Inc. — Class A	4,097	210,217
B/E Aerospace, Inc.	2,968	137,047
Teekay Corp.	17,079	121,773
Snap-on, Inc.	733	115,682
Lennox International, Inc.	722	102,957
AO Smith Corp.	1,116	98,331
Fortune Brands Home & Security, Inc.	1,514	87,767
J.B. Hunt Transport Services, Inc.	1,051	85,057
Agilent Technologies, Inc.	1,772	78,606
Total Industrial		1,280,847
Utilities - 5.9%
Duke Energy Corp.	4,241	363,836
Eversource Energy	4,653	278,715
Westar Energy, Inc.	3,958	222,004
American Water Works Company, Inc.	2,208	186,598
ITC Holdings Corp.	3,110	145,610
Total Utilities		1,196,763
Technology - 5.2%
Paychex, Inc.	4,576	272,272
Broadridge Financial Solutions, Inc.	2,397	156,284

Guggenheim RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.0% (continued)
Technology - 5.2% (continued)
Applied Materials, Inc.	5,537	$132,721
Skyworks Solutions, Inc.	1,847	116,879
Lam Research Corp.	1,375	115,583
Teradyne, Inc.	4,927	97,013
DST Systems, Inc.	737	85,809
NVIDIA Corp.	1,739	81,750
Total Technology		1,058,311
Communications - 2.9%
Verizon Communications, Inc.	7,113	397,190
Scripps Networks Interactive, Inc. — Class A	1,952	121,551
CDW Corp.	1,918	76,873
Total Communications		595,614
Total Common Stocks
(Cost $18,198,561)		19,354,877
EXCHANGE-TRADED FUNDS† - 4.5%
iShares Select Dividend ETF	10,787	919,915
Total Exchange-Traded Funds
(Cost $902,607)		919,915
Total Investments - 99.5%
(Cost $19,101,168)		$20,274,792
Other Assets & Liabilities, net - 0.5%		101,887
Total Net Assets - 100.0%		$20,376,679

†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$19,354,877	$—	$—	$19,354,877
Exchange-Traded Funds	919,915	—	—	919,915
Total	$20,274,792	$—	$—	$20,274,792

For the period ended June 30, 2016, there were no transfers between levels.

Guggenheim RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.7%
Consumer, Non-cyclical - 25.2%
Vantiv, Inc. — Class A*	6,292	$356,127
Bristol-Myers Squibb Co.	4,483	329,725
Monster Beverage Corp.*	1,945	312,581
Hershey Co.	2,747	311,757
AbbVie, Inc.	4,834	299,273
Cintas Corp.	2,979	292,329
Universal Health Services, Inc. — Class B	2,142	287,242
Avery Dennison Corp.	3,762	281,210
Constellation Brands, Inc. — Class A	1,696	280,518
Hormel Foods Corp.	7,657	280,246
Church & Dwight Company, Inc.	2,722	280,067
Laboratory Corporation of America Holdings*	2,102	273,828
Altria Group, Inc.	3,794	261,634
Zoetis, Inc.	5,453	258,799
Reynolds American, Inc.	4,583	247,161
Gartner, Inc.*	2,460	239,629
Kroger Co.	6,486	238,620
Clorox Co.	1,636	226,406
AmerisourceBergen Corp. — Class A	2,729	216,464
Danaher Corp.	1,911	193,011
Pfizer, Inc.	5,336	187,881
Envision Healthcare Holdings, Inc.*	6,928	175,763
Quintiles Transnational Holdings, Inc.*	2,676	174,796
Johnson & Johnson	1,323	160,480
Merck & Company, Inc.	2,752	158,543
Perrigo Company plc	1,094	99,193
Total Consumer, Non-cyclical		6,423,283
Financial - 17.0%
Cincinnati Financial Corp.	4,852	363,366
Digital Realty Trust, Inc.	3,115	339,504
Simon Property Group, Inc.	1,508	327,085
First Republic Bank	4,643	324,964
Travelers Companies, Inc.	2,656	316,170
Arthur J Gallagher & Co.	6,308	300,261
Camden Property Trust	3,365	297,533
Berkshire Hathaway, Inc. — Class B*	1,822	263,807
Ally Financial, Inc.*	14,984	255,777
Signature Bank*	2,023	252,713
SEI Investments Co.	5,213	250,797
CME Group, Inc. — Class A	2,450	238,630
Nasdaq, Inc.	3,377	218,391
Arch Capital Group Ltd.*	2,760	198,720
People's United Financial, Inc.	9,816	143,903
New York Community Bancorp, Inc.	8,589	128,749
Citizens Financial Group, Inc.	5,852	116,923
Total Financial		4,337,293
Consumer, Cyclical - 15.7%
Ulta Salon Cosmetics & Fragrance, Inc.*	1,639	399,326
TJX Companies, Inc.	4,463	344,677
O'Reilly Automotive, Inc.*	1,208	327,489
Carter's, Inc.	2,966	315,790
Wyndham Worldwide Corp.	4,371	311,346
Lowe's Companies, Inc.	3,869	306,309
Dollar General Corp.	3,232	303,807
NVR, Inc.*	151	268,831
Darden Restaurants, Inc.	4,202	266,155
CVS Health Corp.	2,589	247,871
Costco Wholesale Corp.	1,267	198,970
Autoliv, Inc.	1,830	196,634
Fastenal Co.	4,402	195,405
MSC Industrial Direct Company, Inc. — Class A	2,433	171,672
Williams-Sonoma, Inc.	3,050	158,997
Total Consumer, Cyclical		4,013,279
Industrial - 10.3%
SBA Communications Corp. — Class A*	2,863	309,032
TransDigm Group, Inc.*	1,099	289,795
J.B. Hunt Transport Services, Inc.	2,990	241,981
Ingersoll-Rand plc	3,618	230,394
Owens Corning	4,030	207,626
Stanley Black & Decker, Inc.	1,801	200,307
Old Dominion Freight Line, Inc.*	3,131	188,831
Trimble Navigation Ltd.*	7,198	175,343
FLIR Systems, Inc.	5,408	167,378
Norfolk Southern Corp.	1,953	166,259
United Technologies Corp.	1,526	156,491
Hubbell, Inc.	1,428	150,611
Waters Corp.*	1,061	149,230
Total Industrial		2,633,278
Technology - 10.3%
Paychex, Inc.	5,881	349,921
MSCI, Inc. — Class A	3,836	295,832
Nuance Communications, Inc.*	16,115	251,877
Broadridge Financial Solutions, Inc.	3,856	251,411
Jack Henry & Associates, Inc.	2,804	244,705
Synopsys, Inc.*	4,216	228,001
Cerner Corp.*	3,857	226,020
Amdocs Ltd.	3,767	217,431
CDK Global, Inc.	3,910	216,966
VMware, Inc. — Class A*	3,383	193,575
EMC Corp.	5,588	151,826
Total Technology		2,627,565
Communications - 9.5%
Verizon Communications, Inc.	6,391	356,873
VeriSign, Inc.*	3,475	300,449
F5 Networks, Inc.*	2,271	258,531
CDW Corp.	6,323	253,426
Twenty-First Century Fox, Inc. — Class A	8,669	234,496
Scripps Networks Interactive, Inc. — Class A	3,741	232,952
Comcast Corp. — Class A	3,256	212,259
AT&T, Inc.	4,749	205,204
Tribune Media Co. — Class A	5,100	199,818
Juniper Networks, Inc.	7,981	179,493
Total Communications		2,433,501

Guggenheim RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Utilities - 4.7%
NextEra Energy, Inc.	2,813	$366,815
ITC Holdings Corp.	7,140	334,295
DTE Energy Co.	2,660	263,659
PPL Corp.	6,434	242,884
Total Utilities		1,207,653
Energy - 1.7%
Range Resources Corp.	5,396	232,783
Equities Corp.	2,478	191,872
Total Energy		424,655
Basic Materials - 1.3%
Newmont Mining Corp.	4,128	161,487
Sherwin-Williams Co.	534	156,820
Total Basic Materials		318,307
Total Common Stocks
(Cost $22,273,302)		24,418,814
EXCHANGE-TRADED FUNDS† - 3.8%
SPDR S&P 500 ETF Trust	4,655	975,362
Total Exchange-Traded Funds
(Cost $961,604)		975,362
Total Investments - 99.5%
(Cost $23,234,906)		$25,394,176
Other Assets & Liabilities, net - 0.5%		122,987
Total Net Assets - 100.0%		$25,517,163

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$24,418,814	$—	$—	$24,418,814
Exchange-Traded Funds	975,362	—	—	975,362
Total	$25,394,176	$—	$—	$25,394,176

For the period ended June 30, 2016, there were no transfers between levels.

Guggenheim RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 96.5%
Consumer, Non-cyclical - 26.3%
Edwards Lifesciences Corp.*	3,638	$362,818
Medivation, Inc.*	5,673	342,083
Vantiv, Inc. — Class A*	5,909	334,449
Bristol-Myers Squibb Co.	4,473	328,989
Monster Beverage Corp.*	1,992	320,134
UnitedHealth Group, Inc.	2,200	310,640
Hershey Co.	2,580	292,804
Cintas Corp.	2,980	292,427
Tyson Foods, Inc. — Class A	4,266	284,926
Avery Dennison Corp.	3,762	281,210
Hormel Foods Corp.	7,670	280,722
Universal Health Services, Inc. — Class B	2,012	269,809
Constellation Brands, Inc. — Class A	1,593	263,482
S&P Global, Inc.	2,308	247,556
Gilead Sciences, Inc.	2,893	241,334
Global Payments, Inc.	3,281	234,198
Kroger Co.	6,012	221,181
Mylan N.V.*	4,878	210,925
Centene Corp.*	2,894	206,545
Regeneron Pharmaceuticals, Inc.*	561	195,918
Allergan plc*	835	192,960
Colgate-Palmolive Co.	2,359	172,678
Envision Healthcare Holdings, Inc.*	6,506	165,057
Quintiles Transnational Holdings, Inc.*	2,513	164,149
Estee Lauder Companies, Inc. — Class A	1,726	157,101
Kimberly-Clark Corp.	1,008	138,580
Total Consumer, Non-cyclical		6,512,675
Financial - 17.1%
Equinix, Inc.	1,052	407,891
Cincinnati Financial Corp.	4,838	362,318
Liberty Property Trust	8,735	346,954
First Republic Bank	4,634	324,334
Arthur J Gallagher & Co.	6,304	300,070
SL Green Realty Corp.	2,518	268,091
BB&T Corp.	7,180	255,679
Regions Financial Corp.	28,980	246,620
T. Rowe Price Group, Inc.	3,076	224,456
CBRE Group, Inc. — Class A*	7,819	207,047
Visa, Inc. — Class A	2,676	198,479
Progressive Corp.	5,901	197,684
Ally Financial, Inc.*	11,563	197,380
Synchrony Financial*	7,756	196,072
Citizens Financial Group, Inc.	8,874	177,303
Signature Bank*	1,374	171,640
SEI Investments Co.	3,247	156,213
Total Financial		4,238,231
Communications - 13.9%
Facebook, Inc. — Class A*	3,140	358,838
Amazon.com, Inc.*	490	350,653
VeriSign, Inc.*	3,472	300,189
LinkedIn Corp. — Class A*	1,466	277,441
Level 3 Communications, Inc.*	5,226	269,087
F5 Networks, Inc.*	2,133	242,821
Scripps Networks Interactive, Inc. — Class A	3,752	233,637
Twenty-First Century Fox, Inc. — Class A	8,142	220,241
AMC Networks, Inc. — Class A*	3,523	212,860
Comcast Corp. — Class A	3,224	210,173
Alphabet, Inc. — Class C*	299	206,938
Verizon Communications, Inc.	3,503	195,608
CDW Corp.	4,577	183,446
Juniper Networks, Inc.	7,495	168,563
Total Communications		3,430,495
Consumer, Cyclical - 12.2%
Ulta Salon Cosmetics & Fragrance, Inc.*	1,539	374,962
TJX Companies, Inc.	4,192	323,748
Darden Restaurants, Inc.	4,202	266,155
Lennar Corp. — Class A	5,714	263,415
CVS Health Corp.	2,432	232,840
Delta Air Lines, Inc.	6,094	222,004
Home Depot, Inc.	1,700	217,073
Southwest Airlines Co.	5,232	205,147
Wyndham Worldwide Corp.	2,831	201,652
AutoNation, Inc.*	4,208	197,692
Autoliv, Inc.	1,719	184,707
Polaris Industries, Inc.	2,207	180,444
Lear Corp.	1,496	152,233
Total Consumer, Cyclical		3,022,072
Industrial - 11.1%
Agilent Technologies, Inc.	7,384	327,554
SBA Communications Corp. — Class A*	2,689	290,251
Amphenol Corp. — Class A	4,408	252,711
Vulcan Materials Co.	2,077	249,988
TransDigm Group, Inc.*	873	230,201
B/E Aerospace, Inc.	4,512	208,342
Fortune Brands Home & Security, Inc.	3,526	204,402
Martin Marietta Materials, Inc.	1,011	194,112
Acuity Brands, Inc.	677	167,869
Masco Corp.	5,419	167,664
Snap-on, Inc.	1,045	164,922
Spirit AeroSystems Holdings, Inc. — Class A*	3,267	140,481
AGCO Corp.	2,957	139,363
Total Industrial		2,737,860
Technology - 8.1%
salesforce.com, Inc.*	4,427	351,548
Lam Research Corp.	4,144	348,344
Red Hat, Inc.*	4,131	299,911
Citrix Systems, Inc.*	3,563	285,361
Intuit, Inc.	2,167	241,859
Applied Materials, Inc.	9,809	235,122
Apple, Inc.	2,400	229,440
Total Technology		1,991,585
Energy - 4.7%
Pioneer Natural Resources Co.	1,489	225,151
Range Resources Corp.	5,068	218,634
Valero Energy Corp.	3,698	188,598
FMC Technologies, Inc.*	5,855	156,153

Guggenheim RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 96.5% (continued)
Energy - 4.7% (continued)
Cabot Oil & Gas Corp. — Class A	4,971	$127,954
Equities Corp.	1,645	127,372
Schlumberger Ltd.	1,403	110,949
Total Energy		1,154,811
Utilities - 3.1%
NextEra Energy, Inc.	2,642	344,517
UGI Corp.	5,480	247,970
Calpine Corp.*	12,349	182,148
Total Utilities		774,635
Total Common Stocks
(Cost $22,118,316)		23,862,364
EXCHANGE-TRADED FUNDS† - 3.1%
SPDR S&P 500 ETF Trust	3,643	763,318
Total Exchange-Traded Funds
(Cost $762,307)		763,318
Total Investments - 99.6%
(Cost $22,880,623)		$24,625,682
Other Assets & Liabilities, net - 0.4%		110,914
Total Net Assets - 100.0%		$24,736,596

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,862,364	$—	$—	$23,862,364
Exchange-Traded Funds	763,318	—	—	763,318
Total	$24,625,682	$—	$—	$24,625,682

For the period ended June 30, 2016, there were no transfers between levels.

Guggenheim RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.1%
Consumer, Non-cyclical - 25.3%
Bristol-Myers Squibb Co.	622	$45,747
Cintas Corp.	413	40,528
Hormel Foods Corp.	1,067	39,052
Western Union Co.	2,011	38,571
Tyson Foods, Inc. — Class A	554	37,002
Total System Services, Inc.	673	35,743
Reynolds American, Inc.	640	34,515
Altria Group, Inc.	493	33,997
Sysco Corp.	646	32,778
Dr Pepper Snapple Group, Inc.	337	32,565
AbbVie, Inc.	494	30,584
JM Smucker Co.	192	29,263
Mylan N.V.*	676	29,230
Humana, Inc.	160	28,781
Kroger Co.	782	28,770
Clorox Co.	197	27,263
Merck & Company, Inc.	468	26,961
Mondelez International, Inc. — Class A	563	25,622
Kimberly-Clark Corp.	185	25,434
Colgate-Palmolive Co.	346	25,327
Pfizer, Inc.	690	24,295
Johnson & Johnson	191	23,168
Cardinal Health, Inc.	295	23,013
Quintiles Transnational Holdings, Inc.*	349	22,797
Flowers Foods, Inc.	1,126	21,113
PepsiCo, Inc.	195	20,658
Eli Lilly & Co.	226	17,798
Total Consumer, Non-cyclical		800,575
Financial - 23.4%
National Retail Properties, Inc.	1,054	54,513
Liberty Property Trust	1,215	48,260
Cincinnati Financial Corp.	631	47,256
First Republic Bank	645	45,144
Arthur J Gallagher & Co.	877	41,745
Travelers Companies, Inc.	347	41,306
UDR, Inc.	1,004	37,068
BB&T Corp.	999	35,574
Chubb Ltd.	263	34,377
Regions Financial Corp.	4,033	34,321
Cullen/Frost Bankers, Inc.	499	31,801
CME Group, Inc. — Class A	320	31,168
Synchrony Financial*	1,228	31,044
Bank of New York Mellon Corp.	797	30,963
Progressive Corp.	881	29,513
U.S. Bancorp	731	29,481
New York Community Bancorp, Inc.	1,945	29,156
Citigroup, Inc.	610	25,858
Bank of America Corp.	1,688	22,400
Legg Mason, Inc.	725	21,380
Wells Fargo & Co.	412	19,500
Citizens Financial Group, Inc.	865	17,283
Total Financial		739,111
Industrial - 10.4%
Masco Corp.	1,218	37,685
Vulcan Materials Co.	289	34,784
Ingersoll-Rand plc	469	29,866
Owens Corning	571	29,418
Jabil Circuit, Inc.	1,470	27,151
Norfolk Southern Corp.	307	26,135
Trinity Industries, Inc.	1,407	26,128
Raytheon Co.	189	25,694
PerkinElmer, Inc.	475	24,900
Rockwell Collins, Inc.	285	24,264
TE Connectivity Ltd.	406	23,187
United Technologies Corp.	203	20,818
Total Industrial		330,030
Energy - 7.7%
Kinder Morgan, Inc.	1,521	28,473
Valero Energy Corp.	514	26,214
Marathon Petroleum Corp.	671	25,471
Ensco plc — Class A	2,374	23,051
Apache Corp.	401	22,324
Columbia Pipeline Group, Inc.	875	22,304
First Solar, Inc.*	416	20,168
Transocean Ltd.	1,665	19,797
ONEOK, Inc.	408	19,360
Phillips 66	242	19,200
Spectra Energy Corp.	515	18,864
Total Energy		245,226
Technology - 7.1%
Applied Materials, Inc.	2,097	50,265
Broadridge Financial Solutions, Inc.	710	46,292
Paychex, Inc.	768	45,696
Cadence Design Systems, Inc.*	1,256	30,521
Hewlett Packard Enterprise Co.	1,624	29,670
Amdocs Ltd.	369	21,299
Total Technology		223,743
Utilities - 6.8%
NextEra Energy, Inc.	367	47,857
Pinnacle West Capital Corp.	487	39,476
Eversource Energy	644	38,576
PG&E Corp.	562	35,923
Exelon Corp.	861	31,306
NRG Energy, Inc.	1,451	21,750
Total Utilities		214,888
Communications - 6.8%
Verizon Communications, Inc.	835	46,627
Cisco Systems, Inc.	1,060	30,411
Twenty-First Century Fox, Inc. — Class A	1,056	28,565
AT&T, Inc.	661	28,562
Tribune Media Co. — Class A	724	28,366
CenturyLink, Inc.	935	27,124
Frontier Communications Corp.	4,928	24,344
Total Communications		213,999
Consumer, Cyclical - 6.0%
Darden Restaurants, Inc.	584	36,991
Newell Brands, Inc.	740	35,942
Foot Locker, Inc.	532	29,186
Wyndham Worldwide Corp.	363	25,856
Autoliv, Inc.	221	23,746
Dillard's, Inc. — Class A	345	20,907

Guggenheim RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.1% (continued)
Consumer, Cyclical - 6.0% (continued)
Ford Motor Co.	1,290	$16,215
Total Consumer, Cyclical		188,843
Basic Materials - 1.6%
Nucor Corp.	533	26,336
Alcoa, Inc.	2,761	25,594
Total Basic Materials		51,930
Total Common Stocks
(Cost $2,906,087)		3,008,345
EXCHANGE-TRADED FUNDS† - 4.1%
iShares S&P 500 Value ETF	1,389	129,038
Total Exchange-Traded Funds
(Cost $126,673)		129,038
Total Investments - 99.2%
(Cost $3,032,760)		$3,137,383
Other Assets & Liabilities, net - 0.8%		25,604
Total Net Assets - 100.0%		$3,162,987

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc ─ Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$3,008,345	$—	$—	$3,008,345
Exchange-Traded Funds	129,038	—	—	129,038
Total	$3,137,383	$—	$—	$3,137,383

For the period ended June 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Directional Allocation Fund	$721,251,271	$38,954,226	$(17,585,245)	$21,368,981
Guggenheim RBP® Dividend Fund	19,279,547	1,375,016	(379,771)	995,245
Guggenheim RBP® Large-Cap Defensive Fund	23,426,033	2,758,807	(790,664)	1,968,143
Guggenheim RBP® Large-Cap Market Fund	23,014,366	2,826,942	(1,215,626)	1,611,316
Guggenheim RBP® Large-Cap Value Fund	3,064,954	259,431	(187,002)	72,429

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

/s/ Donald C. Cacciapaglia
By (Signature and Title) *	Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	August 26, 2016

By (Signature and Title) *	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.